Hedge accounting (Detail 3) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 228	$ 115
Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	3	1
Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	9	6
Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	38	12
Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	115	62
Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	64	35
Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	52	34
Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	1	1
Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	0	2
Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	5	2
Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	36	22
Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 9	$ 7